Debt (Senior Secured Bonds Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2010 item	Dec. 31, 2014 entity item	Aug. 20, 2010
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Face amount			$ 3,900,000,000
Number of aircraft designated as collateral	174	146
Prepayment penalty percentage		1.00%
Number of subsidiaries that have guaranteed the debt		2
6.5% Senior Secured Bonds, Due September 2014 [Member]
Debt Instrument [Line Items]
Face amount			1,350,000,000
Stated interest rate			6.50%
6.75% Senior Secured Bonds, Due September 2016 [Member]
Debt Instrument [Line Items]
Face amount			1,275,000,000
Stated interest rate			6.75%
7.125% Senior Secured Bonds, Due September 2018 [Member]
Debt Instrument [Line Items]
Face amount			$ 1,275,000,000
Stated interest rate			7.125%